Form N-1A Cover	Dec. 15, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Pacer Funds Trust
Entity Central Index Key	0001616668
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 23, 2026
Prospectus Date	Dec. 15, 2025